Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets - Schedule of Other Current Assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Value-Added Tax receivable	501	415
Advanced payment to suppliers	61	346
Deposits, current	5	4
Other current assets	26	-
Total other current assets	593	765